segment information - Operating revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Revenues arising from contracts with customers	$ 14,589	$ 14,095
Other operating income	69	273
Total	14,658	14,368
EBITDA	5,554	5,104
Wireless
Operating revenues
Revenues arising from contracts with customers	8,129	8,017
Other operating income	20	118
Total external revenues	8,149	8,135
Intersegment revenues	53	47
Total	8,202	8,182
Pro forma EBITDA reported to chief operating decision-maker	3,693	3,544
Retrospective IFRS 16 simulation		(113)
EBITDA	3,693	3,431
CAPEX, excluding spectrum licences	889	896
Wireless | Service
Operating revenues
Revenues arising from contracts with customers	6,165	6,054
Wireless | Equipment
Operating revenues
Revenues arising from contracts with customers	1,964	1,963
Wireline
Operating revenues
Revenues arising from contracts with customers	6,460	6,078
Other operating income	49	155
Total external revenues	6,509	6,233
Intersegment revenues	251	207
Total	6,760	6,440
Pro forma EBITDA reported to chief operating decision-maker	1,861	1,785
Retrospective IFRS 16 simulation		(112)
EBITDA	1,861	1,673
CAPEX, excluding spectrum licences	2,017	2,018
Wireline | Service
Operating revenues
Revenues arising from contracts with customers	6,235	5,828
Wireline | Equipment
Operating revenues
Revenues arising from contracts with customers	225	250
Consolidated
Operating revenues
Revenues arising from contracts with customers	14,589	14,095
Other operating income	69	273
Total external revenues	14,658	14,368
Total	14,658	14,368
Pro forma EBITDA reported to chief operating decision-maker	5,554	5,329
Retrospective IFRS 16 simulation		(225)
EBITDA	5,554	5,104
CAPEX, excluding spectrum licences	2,906	2,914
Consolidated | Service
Operating revenues
Revenues arising from contracts with customers	12,400	11,882
Consolidated | Equipment
Operating revenues
Revenues arising from contracts with customers	2,189	2,213
Eliminations
Operating revenues
Intersegment revenues	(304)	(254)
Total	$ (304)	$ (254)